Significant accounting policies - Additional Information (Detail) - Seaspan [Member]	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Lessee, operating lease, lease term	12 months
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	30 years
Number of years between dry-docking	5 years